(Columbia Variable Portfolio - Asset Allocation Fund)
Investment Objective
The Fund seeks total return, consisting of current income and long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Asset Allocation Fund)		Class 1 Shares	Class 2 Shares
Management fees		0.05%	0.05%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses		0.19%	0.19%
Acquired fund fees and expenses		0.73%	0.73%
Total annual Fund operating expenses	[1]	0.97%	1.22%
Fee waivers and/or reimbursements	[2]	(0.08%)	(0.08%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.89%	1.14%
[1]	Total annual Fund operating expenses may not match "Total net expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment management services fees and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.13% for Class 1 and 0.38% for Class 2.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Variable Portfolio - Asset Allocation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	91	301	529	1,182
Class 2 Shares	116	379	663	1,470

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity securities (including, but not limited to, common stocks and securities convertible into common stocks) and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.

The Investment Manager uses asset allocation as its principal investment approach. The Investment Manager:

  allocates the Fund's assets among asset class categories based on the historical and projected returns for each asset class.

  chooses Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund's historical returns and expected performance.

  may choose third party-advised Underlying Funds if a Columbia Fund within the desired asset class category is not available.

  may invest in equity and fixed income securities, including TIPS, and other instruments such as derivatives.

  reviews the asset allocations at least monthly, and may change these allocations when the Investment Manager believes it is appropriate to do so.

The Fund invests at least 25% of its total assets in fixed income securities, including preferred stocks and fixed income securities that, at the time of purchase, are rated below investment grade (which are commonly referred to as "junk bonds") or are unrated but determined by the Investment Manager to be of comparable quality, or in Underlying Funds that primarily invest in such securities. The Fund may invest in fixed income securities of any maturity, and does not anticipate managing its portfolio to any specific targeted weighted average maturity.

The Fund may invest in derivatives, including futures, such as exchange-traded futures contracts, primarily for hedging purposes.

The Investment Manager may sell investments to adjust the allocation of the Fund's assets; if the Investment Manager believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

Principal Risks

  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Allocation Risk – The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Investing in Other Funds Risk – The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of an Underlying Fund are shared by its investors, redemptions by other investors in the Underlying Fund could result in decreased economies of scale and increased operating expenses for the Underlying Fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Underlying Funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Investment Manager has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund's investments allocated to each Underlying Fund. This could result in the Investment Manager having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each Underlying Fund since some Underlying Funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager's fiduciary duties to the Fund may conflict with its fiduciary duties to the Underlying Funds. In addition, the Underlying Funds are themselves subject to Investment Strategy Risk.

  Investments in ETFs are subject to additional particular risks. An ETF's share price may not track its specified market index and may trade below its net asset value, resulting in a loss. Many ETFs use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange.

  Quantitative Model Risk – The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Investment Manager's or a subadviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Investment Manager or a subadviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

The Fund has exposure to risks of many areas of the market indirectly through the Underlying Funds and directly to the extent the Fund invests in individual securities or other instruments. The risks described below are the principal risks of the Underlying Funds in which the Fund was significantly invested as of the end of its most recent fiscal year. They also reflect the risks of securities and instruments that may be held directly by the Fund. Because the Fund's allocation of its assets among Underlying Funds changes over time, the Fund may invest significantly in Underlying Funds and be subject to risks that are not described below but that are described in the Additional Information about Underlying Funds and Risks - Principal Risks of Investing in the Fund and Underlying Funds section of this prospectus.

  Asset-Backed Securities Risk – Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Changing Distribution Levels Risk – The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

  Commodity-Related Investment Risk – The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may, in turn, reduce market prices and cause the value of Underlying Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the Underlying Fund's investments to greater volatility than other types of investments. No, or limited, active trading market may exist for certain commodities investments, which may impair the ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument may not perform or be able to perform in accordance with the terms of the instrument. The Fund invests in an Underlying Fund(s) that makes commodity-related investments through a wholly owned subsidiary organized outside the U.S. that is generally not subject to U.S. laws (including securities laws) and their protections; however, the subsidiary is wholly owned and controlled by the Underlying Fund(s), making it unlikely that the subsidiary will take action contrary to the interests of the Underlying Fund(s) and its shareholders. Further, any such subsidiaries will be subject to the laws of a foreign jurisdiction, and can be adversely affected by developments in that jurisdiction.

  Convertible Securities Risk – The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's or Underlying Fund's return.

  Credit Risk – The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debt security owned by the Fund or Underlying Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Currency Risk – The Fund and certain Underlying Funds may be subject to currency risk. Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund or the Underlying Fund denominated in that currency.

  Derivatives Risk – The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's or Underlying Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's or Underlying Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund's derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk – Forward Foreign Currency Contracts – The use of forward foreign currency contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These instruments may fall in value due to foreign market downswings or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument).

  Derivatives Risk – Forward Rate Agreements – Certain Underlying Funds may enter into forward rate agreements for investment purposes, for risk management (hedging) purposes, and to increase flexibility. Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates.

  Derivatives Risk – Futures Contracts – The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investment in these instruments involve risks, including counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (i.e., a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the Fund) and pricing risk (i.e., the instrument may be difficult to value).

  Derivatives Risk – Interest Rate Swaps – Certain Underlying Funds may enter into interest rate swap agreements to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Underlying Fund's investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty credit risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the Underlying Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

  Derivatives Risk – Options – Certain Underlying Funds may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase flexibility. If the Underlying Fund sells a put option, there is a risk that the Underlying Fund may be required to buy the underlying asset at a disadvantageous price. If the Underlying Fund sells a call option, there is a risk that the Underlying Fund may be required to sell the underlying asset at a disadvantageous price. If the Underlying Fund sells a call option on an underlying asset that the Underlying Fund owns (a "covered call") and the underlying asset has increased in value when the call option is exercised, the Underlying Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset's value above the call price. Options may be traded on a securities exchange or over-the-counter.

  Dollar Rolls Risk – Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund's portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Foreign Securities Risk – The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Frequent Trading Risk – The Fund's and certain Underlying Funds' investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Fund and Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's and Underlying Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund and Underlying Fund's returns.

  Geographic Concentration Risk – Certain Underlying Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Underlying Fund invests. Such an Underlying Fund may be more volatile than a more geographically diversified fund.

  Growth Securities Risk – The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Highly Leveraged Transactions Risk – The loans and other securities in which certain Underlying Funds invest include highly leveraged transactions (e.g., bank loans) whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

  Interest Rate Risk – The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund's or Underlying Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Leverage Risk – Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund's return and its net asset value. Changes in the value of the Fund's portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

  Liquidity Risk – The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires or that it cannot sell such securities without adversely affecting their price.

  Low and Below Investment Grade Securities Risk – The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch)) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings, may experience greater price fluctuations, and tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Market Risk – The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Money Market Fund Risk – The Fund and certain Underlying Funds may invest in (and certain Underlying Funds may be) money market funds, but an investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or any bank. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

  Mortgage-Backed Securities Risk – Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Municipal Securities Risk – Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

  Real Estate Investment Trusts Risk – The Fund and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's or Underlying Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

  Reinvestment Risk – Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund's and those Underlying Funds' debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's or Underlying Fund's portfolio.

  Sector Risk – At times, the Fund and certain Underlying Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund and Underlying Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Smaller Company Securities Risk – The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies (smaller companies) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  U.S. Government Obligations Risk – While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

  Value Securities Risk – The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your Contract or Qualified Plan, if any, and would be lower if they did.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class 2 share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During this Period

Best:    3rd quarter 2009:     12.56%

Worst:   4th quarter 2008:    -15.27%

Average Annual Total Return as of December 31, 2012

The table compares the Fund's returns for each period with those of the S&P 500® Index, the Fund's primary benchmark (the S&P 500). The S&P 500 tracks the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The table also compares the Fund's returns for each period with those of the Barclays U.S. Aggregate Bond Index (the Barclays Bond Index). The Barclays Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The Fund compares its returns the Barclays Bond Index because the Fund invests either directly or indirectly in fixed income securities in addition to equity securities.

Additionally, the table compares the Fund's returns for each period to a weighted custom composite, established by the Investment Manager (the Blended Benchmark). The Blended Benchmark consists of a 60% weighting in the S&P 500 and a 40% weighting in the Barclays Bond Index. The Fund began utilizing the Blended Benchmark, effective May 1, 2013, as a useful representation of the Fund's multi-asset class strategy.

Average Annual Total Returns (Columbia Variable Portfolio - Asset Allocation Fund)	1 Year	5 Years	10 Years
Class 2 Shares	12.76%	2.27%	6.71%
Class 1 Shares	13.03%	2.47%	6.89%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	7.10%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	4.21%	5.95%	5.18%
60-40 S&P 500/Barclays Aggregate Bond	11.31%	3.81%	6.62%

(Columbia Variable Portfolio - Contrarian Core Fund)
Investment Objective
The Fund seeks total return, consisting of long-term capital appreciation and current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Contrarian Core Fund)		Class 1 Shares	Class 2 Shares
Management fees		0.77%	0.77%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses		0.09%	0.09%
Total annual Fund operating expenses		0.86%	1.11%
Fee waivers and/or reimbursements	[1]	(0.09%)	(0.09%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.77%	1.02%
[1]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.77% for Class 1 and 1.02% for Class 2.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3 year example.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Variable Portfolio - Contrarian Core Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	79	265	468	1,052
Class 2 Shares	104	344	603	1,344

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes are undervalued and have the potential for long-term growth and current income.

The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may from time to time emphasize one or more economic sectors in selecting its investments.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Depositary Receipts Risk – Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

  Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The Fund has not completed a full calendar year of performance; therefore, performance information is not provided.

When available, the Fund intends to compare its performance to the performance of the Russell 1000 Index, which tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.

Updated performance information will be available by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

(Columbia Variable Portfolio - Select Large Cap Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Select Large Cap Growth Fund)		Class 1 Shares	Class 2 Shares
Management fees		0.77%	0.77%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses		0.54%	0.54%
Total annual Fund operating expenses		1.31%	1.56%
Fee waivers and/or reimbursements	[1]	(0.52%)	(0.52%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.79%	1.04%
[1]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class 1 and 1.04% for Class 2.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Variable Portfolio - Select Large Cap Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	81	364	668	1,533
Class 2 Shares	106	442	801	1,812

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $333.0 million and $413.9 billion as of March 31, 2013). The Fund invests primarily in common stocks of companies believed to have the potential for long-term growth.

The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  overall economic and market conditions; and

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Depositary Receipts Risk – Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

  Focused Portfolio Risk - The Fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your Contract or Qualified Plan, if any, and would be lower if they did.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class 2 share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During this Period

Best:    1st quarter 2012:     20.02%

Worst:   3rd quarter 2011:    -18.28%

Average Annual Total Return as of December 31, 2012

The table compares the Fund's returns for each period with those of the Russell 1000 Growth Index, which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization.

Average Annual Total Returns (Columbia Variable Portfolio - Select Large Cap Growth Fund)	Inception Date	1 Year	Life of Fund
Class 2 Shares	Sep. 02, 2008	15.96%	5.49%
Class 1 Shares	Sep. 02, 2008	16.18%	5.74%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	Sep. 02, 2008	15.26%	6.39%

(Columbia Variable Portfolio - Small Cap Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Small Cap Value Fund)		Class 1 Shares	Class 2 Shares
Management fees		0.87%	0.87%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses		0.13%	0.13%
Total annual Fund operating expenses		1.00%	1.25%
Fee waivers and/or reimbursements	[1]	(0.12%)	(0.22%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.88%	1.03%
[1]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.88% for Class 1 and 1.03% for Class 2.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Variable Portfolio - Small Cap Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	90	306	541	1,214
Class 2 Shares	105	375	665	1,492

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase (between $24 million and $5.1 billion as of March 31, 2013), that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Fund may from time to time emphasize one or more economic sectors in selecting its investments.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies (larger companies) but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

  Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Financial Sector Risk – The Fund's portfolio managers may invest significantly in the financial services sector. The Fund may be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries. Components of financial services include the risk that financial services companies may suffer a setback if regulators change the rules under which they operate; the risk of decreased liquidity in credit markets; the risk that unstable interest rates and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; the risk that financial services companies whose securities the Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; the risk that the financial services sector has become increasingly competitive; and the risk that financial services companies may have exposure to investments or agreements that, under certain circumstances, may lead to losses, for example subprime loans. Participants in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability is largely dependent upon the availability and the cost of capital.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your Contract or Qualified Plan, if any, and would be lower if they did.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class 2 share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During this Period

Best:    3rd quarter 2009:    20.74%

Worst:   4th quarter 2008:   -24.20%

Average Annual Total Return as of December 31, 2012

The table compares the Fund's returns for each period with those of the Russell 2000 Value Index. The Russell 2000 Value Index tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns (Columbia Variable Portfolio - Small Cap Value Fund)	1 Year	5 Years	10 Years
Class 2 Shares	11.25%	3.47%	9.52%
Class 1 Shares	11.40%	3.65%	9.69%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	18.05%	3.55%	9.50%

(Columbia Variable Portfolio - Small Company Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Small Company Growth Fund)		Class 1 Shares	Class 2 Shares
Management fees		0.87%	0.87%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses		0.25%	0.25%
Total annual Fund operating expenses		1.12%	1.37%
Fee waivers and/or reimbursements	[1]	(0.16%)	(0.16%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.96%	1.21%
[1]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.96% for Class 1 and 1.21% for Class 2.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Variable Portfolio - Small Company Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	98	340	601	1,349
Class 2 Shares	123	418	735	1,632

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 116% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase (between $37 million and $5.6 billion as of March 31, 2013). The Fund invests primarily in common stocks of companies believed to have the potential for long-term, above-average earnings growth.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  overall economic and market conditions; and

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Fund may from time to time emphasize one or more economic sectors in selecting its investments.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance).

Principal Risks

  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies (larger companies) but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your Contract or Qualified Plan, if any, and would be lower if they did.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class 2 share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2003:    22.70%

Worst:   4th quarter 2008:   -28.52%

Average Annual Total Return as of December 31, 2012

The table compares the Fund's returns for each period with those of the Russell 2000 Growth Index, which measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns (Columbia Variable Portfolio - Small Company Growth Fund)	1 Year	5 Years	10 Years
Class 2 Shares	11.71%	(0.06%)	7.69%
Class 1 Shares	12.00%	0.20%	7.85%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	14.59%	3.49%	9.80%

(Columbia Variable Portfolio - Strategic Income Fund)
Investment Objective
The Fund seeks total return, consisting of current income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Variable Portfolio - Strategic Income Fund)	Class 1 Shares	Class 2 Shares
Management fees	0.60%	0.60%
Distribution and/or service (Rule 12b-1) fees	none	0.25%
Other expenses	0.08%	0.08%
Total annual Fund operating expenses	0.68%	0.93%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Variable Portfolio - Strategic Income Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	69	218	379	847
Class 2 Shares	95	296	515	1,143

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 112% of the average value of its portfolio (74% excluding mortgage dollar rolls).

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in debt securities in the following three segments of the debt securities market: (i) securities issued by the U.S. Government and its agencies, including mortgage- and other asset-backed securities; (ii) securities issued by foreign governments, companies or other entities, including in emerging market countries and non-dollar denominated securities; and (iii) below investment grade corporate debt securities or unrated corporate debt securities determined to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements.

The Fund also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk – Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Currency Risk – Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  U.S. Government Obligations Risk – While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

  Mortgage-Backed Securities Risk – The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Asset-Backed Securities Risk – The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Reinvestment Risk – Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk – Credit Default Swaps – The use of credit default swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer's failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in the underlying securities, because swaps, among other factors, may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (i.e., a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the Fund), pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur.

  Derivatives Risk – Forward Contracts – A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the "to be announced" (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to counterparty risk.

  Derivatives Risk – Forward Foreign Currency Contracts – The use of forward foreign currency contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These instruments may fall in value due to foreign market downswings or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument).

  Derivatives Risk – Futures Contracts – The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investment in these instruments involve risks, including counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (i.e., a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the Fund) and pricing risk (i.e., the instrument may be difficult to value).

  Derivatives Risk – Options – The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are theoretically unlimited.

  Derivatives Risk – Swap Agreements – The Fund may enter into swap agreements, for, among other reasons, to seek to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that a counterparty becomes bankrupt or otherwise fails to perform its obligations, may be difficult to value and may not be possible for the Fund to liquidate at an advantageous time or price, which may result in significant losses.

  Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Rule 144A Securities Risk – The Fund may invest in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund's Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists.

  Prepayment and Extension Risk – Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your Contract or Qualified Plan, if any, and would be lower if they did.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class 2 share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    7.78%

Worst:   4th quarter 2008:   -5.11%

Average Annual Total Return as of December 31, 2012

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Barclays U.S. Government/Credit Bond Index, which tracks the performance of U.S. government and corporate bonds rated investment grade or better, with maturities of at least one year. The table also compares the Fund's returns to the Blended Benchmark, a weighted custom composite, established by the Investment Manager, consisting of a 35% weighting of the Barclays U.S. Aggregate Bond Index, a 35% weighting of the Bank of America Merrill Lynch (BofAML) U.S. High Yield Cash Pay Constrained Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index – Unhedged (Citigroup Non-U.S. WGBI - Unhedged) and a 15% weighting of the JPMorgan Emerging Markets Bond Index (EMBI) – Global. The Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The BofAML U.S. High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market. The Citigroup Non-U.S. WGBI - Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds. The JPMorgan EMBI – Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

Average Annual Total Returns (Columbia Variable Portfolio - Strategic Income Fund)	1 Year	5 Years	10 Years
Class 2 Shares	11.96%	7.78%	8.05%
Class 1 Shares	12.25%	8.00%	8.27%
Barclays U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	4.82%	6.06%	5.25%
35% Barclays Agg Bond; 35% BofA ML US High Cash; 15% Citigrp Non-US World Gov; 15% JPMorgan Emrg Mkts Bond	9.73%	8.17%	8.21%

(Variable Portfolio - AQR Managed Futures Strategy Fund)
Investment Objective
The Fund seeks positive absolute returns.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Variable Portfolio - AQR Managed Futures Strategy Fund)		Class 1 Shares	Class 2 Shares
Management fees		1.10%	1.10%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses		0.10%	0.10%
Total annual Fund operating expenses		1.20%	1.45%
Fee waivers and/or reimbursements	[1]	(0.20%)	(0.20%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.00%	1.25%
[1]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.00% for Class 1 and 1.25% for Class 2.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example (Variable Portfolio - AQR Managed Futures Strategy Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	102	361	640	1,437
Class 2 Shares	127	439	773	1,718

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in a portfolio of futures contracts, futures-related instruments and equity swaps. The Fund may invest without limit in foreign instruments, including emerging market instruments. The Fund's universe of investments includes futures contracts, futures-related instruments, global developed and emerging market exchange traded futures, total return swaps on equity indices, exchange traded notes, forward contracts and equity swaps across all four major asset classes (commodities, currencies, fixed-income and equities); however, this universe of investments may change as market conditions change and as these instruments evolve over time.

The Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), is responsible for oversight of the Fund's subadviser, AQR Capital Management, LLC (AQR), which provides day-to-day portfolio management for the Fund.

Generally, the Fund invests in futures contracts, futures-related instruments and equity swaps including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, commodity futures, swaps on commodity futures, global developed fixed-income futures, bond futures and swaps on bond futures, either by investing directly in those instruments, or indirectly by investing in the Subsidiary (as described below) that invests in those instruments. There are no geographic limits on the market exposure of the Fund's assets and the Fund may concentrate it's market exposure in one or more specific geographic regions. This flexibility allows AQR to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund's ability to meet its objective. The Fund's return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

AQR uses proprietary quantitative models to identify price trends in equity, fixed-income, currency and commodity instruments. Once AQR identifies a trend, the Fund will take either a long or short position in the given instrument. When taking a "long" position, the Fund purchases an instrument outright; and when taking a "short" position, the Fund sells an instrument that it does not own and must borrow to meet its settlement obligations. A "long" position will benefit from an increase in price of the underlying instrument, while a "short" position will benefit from a decrease in price of the underlying instrument. The size of the position taken will relate to AQR's confidence in the trend continuing as well as AQR's estimate of the instrument's risk. In addition, AQR may reduce the Fund's position in an instrument if the trend strength weakens or for risk management purposes. AQR generally expects that the Fund will have long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

As a result of the Fund's strategy, the Fund may have highly leveraged exposure to one or more asset classes at times and may have high net long and short exposures.

When taking into account derivative instruments and instrument with a maturity of one year or less at the time of acquisition, the Fund's strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300%).

The Fund may invest in securities and instruments, including derivatives, indirectly through an offshore, wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, which is managed by Columbia Management and subadvised by AQR, has substantially the same investment objective as the Fund and its investments are consistent with the Fund's investment restrictions. Generally, the Subsidiary will invest mainly in commodity futures and/or swaps on commodity futures, but may also invest in financial futures, option and swap contracts, fixed-income securities, pooled investment vehicles, including those that are not registered under the Investment Company Act of 1940, and any other investments the Fund may make and other instruments intended to serve as margin or collateral for the Subsidiary's derivative positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiary will comply on a consolidated basis with asset coverage or segregation requirements. The Fund may invest up to 25% of its total assets in the Subsidiary.

AQR expects the value of the Fund's assets over short-term periods to be volatile because of the significant use of instruments that have a leveraging effect. Volatility is a statistical measurement of the dispersion of returns of a security or a fund or index, as measured by the annualized standard deviation of its returns.

Futures and forward contracts are contractual agreements to buy or sell a particular instrument at a pre-determined price in the future. The Fund's use of futures contracts, forward contracts, swaps and certain other instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an instrument and results in increased volatility in the Fund, which means the Fund will have the potential for greater losses or gains than if the Fund does not use instruments that have a leveraging effect.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Fund and its Subsidiary expect to hold a significant amount of cash, treasury bills, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), fixed-income securities and U.S. Government obligations or other high-quality, short-term investments or other liquid assets to meet the Fund's segregation obligations as a result of its investments in derivatives.

AQR expects to actively and frequently trade instruments in the Fund's portfolio to carry out its strategies, which may increase brokerage and other transaction costs and have adverse tax consequences.

Principal Risks

  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Commodity-Related Investment Risk – The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may, in turn, reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the Fund's investments to greater volatility than other types of investments. No, or limited, active trading market may exist for certain commodities investments, which may impair the ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument may not perform or be able to perform in accordance with the terms of the instrument.

  Risk of Investing in Wholly-Owned Subsidiary - By investing in one or more wholly-owned subsidiaries organized under the laws of the Cayman Islands (any such subsidiary, the Subsidiary), the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Investment Manager and subadvised by a Subadviser. The Fund's Board of Trustees oversees the investment activities of the Fund, including its investment in a Subsidiary, and the Fund's role as sole shareholder of the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and SAI and could adversely affect the Fund and its shareholders.

  Currency Risk – Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  U.S. Government Obligations Risk – While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

  Credit Risk – Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Short Selling Risk – The Fund may make short sales, which involve selling a security or other assets the Fund does not own in anticipation that its price will decline. Short positions introduce more risk to the Fund than long positions (where the Fund owns the security) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum price of the shorted security when purchased in the open market. Therefore, in theory, securities sold short have unlimited risk. The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund's use of short sales in effect "leverages" the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions.

  Leverage Risk – Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.

  Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Tax Risk – As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund generally intends to gain exposure to the commodities markets through investments that give rise to qualifying income, by investing directly in commodity-linked instruments that the Fund believes give rise to qualifying income, or indirectly through its investments in the Subsidiary, which, in turn, would invest in commodities or commodity-linked instruments. The Subsidiary intends to operate in such a manner that the 90% gross income requirement in respect of the Fund is satisfied. The Fund must also meet certain asset diversification requirements in order to qualify as a regulated investment company, including investing no more than 25% of its total assets in the Subsidiary as of the end of each quarter of its taxable year. If the Fund does not appropriately limit its commodity-linked investments, including its investments in the Subsidiary, or if such investments are recharacterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the Fund and the favorable tax treatment of Contracts funded by the Fund. In this event, the Fund's Board of Trustees may authorize a significant change in investment strategy or the Fund's liquidation. See Distributions and Taxes for more information about the Fund's status as a regulated investment company and the tax treatment of Contracts investing in the Fund through a separate account.

  Quantitative Model Risk – The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Investment Manager's or a subadviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Investment Manager or a subadviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

  Investing in Other Funds Risk – The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds, including exchange-traded funds, in which the Fund invests. The performance of the funds in which the Fund invests could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in the funds. In addition, because the expenses and costs of the funds are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. If a fund pays fees to the Investment Manager or a subadviser (if any) or their respective affiliates, this could result in the Investment Manager or the subadviser having a potential conflict of interest in selecting the funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each fund. There are also circumstances in which the fiduciary duties of the Investment Manager or a subadviser (if any) to the Fund may conflict with its fiduciary duties to the underlying funds for which it serves as investment manager.

  Geographic Concentration Risk – The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

  Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk – Forward Foreign Currency Contracts – The use of forward foreign currency contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These instruments may fall in value due to foreign market downswings or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument).

  Derivatives Risk – Forward Rate Agreements – Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. The Fund may act as a buyer or a seller.

  Derivatives Risk – Futures Contracts – The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investment in these instruments involve risks, including counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (i.e., a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the Fund) and pricing risk (i.e., the instrument may be difficult to value).

  Derivatives Risk – Swap Agreements – The Fund may enter into swap agreements, for, among other reasons, to seek to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that a counterparty becomes bankrupt or otherwise fails to perform its obligations, may be difficult to value and may not be possible for the Fund to liquidate at an advantageous time or price, which may result in significant losses.

  Derivatives Risk – Options – The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are theoretically unlimited.

  Derivatives Risk – Total Return Swaps – In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to counterparty credit risk, may be difficult to value, and may not be possible to liquidate at an advantageous time or price, which may result in significant losses.

  Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

  Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

Performance Information

The Fund has not completed a full calendar year of performance; therefore, performance information is not provided. When available, the Fund intends to compare its performance to the performance of the Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, which is representative of the performance of three-month Treasury Bills. The index reflects reinvestment of all distributions and changes in market prices.

(Variable Portfolio - Eaton Vance Global Macro Advantage Fund)
Investment Objective
The Fund seeks total return, consisting of current income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Variable Portfolio - Eaton Vance Global Macro Advantage Fund)		Class 1 Shares	Class 2 Shares
Management fees		1.10%	1.10%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Dividend expenses and borrowing costs on securities sold short	[1]	0.01%	0.01%
Remainder of other expenses		0.17%	0.17%
Total annual Fund operating expenses		1.28%	1.53%
Fee waivers and/or reimbursements	[2]	(0.14%)	(0.14%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.14%	1.39%
[1]	Dividends on short sales are the dividends paid to the lenders of borrowed securities. The expenses related to dividends on short sales will vary depending on whether the securities the Fund sells short pay dividends and on the amount of any such dividends. Expenses also include borrowing costs paid to the broker in connection with borrowing the security to be sold short. The rate paid to brokers varies by security.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.13% for Class 1 and 1.38% for Class 2.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on April 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example (Variable Portfolio - Eaton Vance Global Macro Advantage Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	116	392	689	1,533
Class 2 Shares	142	470	821	1,812

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing in securities, derivatives and other instruments to establish long and short investment exposure around the world. Normally, the Fund's long and short investments primarily are sovereign exposures, including debt instruments issued or guaranteed by sovereign entities, loans, currencies, and interest rates. The Fund may also invest in corporate debt and equity issuers, both foreign and domestic, including banks, and commodities-related investments. The Fund may invest in securities of any investment grade, including those rated below investment grade (which are those rated below Baa by Moody's Investors Service, Inc. (Moody's), or below BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P) or Fitch, Inc. (Fitch)) or in unrated securities considered to be of comparable quality by the investment manager or subadviser (junk investments).

The Fund expects to achieve certain exposures primarily through derivative transactions, including, but not limited to, foreign exchange forward contracts; futures on securities, indices, currencies, commodities, swaps, and other investments; options; interest rate swaps, cross-currency swaps, total return swaps; and credit default swaps, each of which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales, securities lending and may borrow on a non-recourse basis for investment purposes to the extent permitted under the Investment Company Act of 1940. The Fund frequently has significant exposure to foreign investments and derivatives.

Under normal market conditions, the Fund invests in multiple countries and invests at least 40% of its net assets in foreign investments and may have significant exposure to foreign currencies. The Fund may invest significantly in a particular geographic region or country, and it typically will invest a portion of its assets in emerging market countries. For the purposes of determining compliance with this 40% policy, the absolute value of the notional amount of long and short derivative positions is included.

The Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), is responsible for oversight of the Fund's subadviser, Eaton Vance Management (Eaton Vance), which provides day-to-day portfolio management for the Fund.

In managing the Fund, Eaton Vance seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose. Eaton Vance considers the relative risk/return characteristics of prospective investments (whether securities, currencies, derivatives, commodities or other instruments) in determining the most efficient means for achieving desired exposures. Eaton Vance employs an absolute return investment approach in managing the Fund. Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed. Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark. Over time, the investment performance of absolute return strategies typically is substantially independent of longer term movements in the stock and bond market. In making investment decisions on behalf of the Fund, Eaton Vance utilizes macroeconomic and political analysis to identify investment opportunities throughout the world, including in both developed and emerging markets.

The Fund may invest in securities and instruments, including derivatives, indirectly through an offshore, wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, which is managed by Columbia Management and subadvised by Eaton Vance, has substantially the same investment objective as the Fund and its investments are consistent with the Fund's investment restrictions. Generally, the Subsidiary will invest mainly in futures and/or swaps, including, but not limited to, commodity-related futures and swaps, but it may also make any other investments the Fund may make, including investments intended to serve as margin or collateral for the Subsidiary's derivative positions. The Subsidiary may invest without limitation in commodity-linked derivatives. The Fund does not expect to invest more than 25% of its total assets in the Subsidiary.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Fund and its Subsidiary expect to hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), fixed income securities and U.S. Government obligations or other high-quality, short-term investments, mortgage-backed securities or other liquid assets to meet its segregation obligations as a result of its investments in derivatives.

The Subsidiary's commodity-linked investments are expected to produce leveraged exposure to the performance of the commodities markets. In addition to its investments in commodity-linked derivative instruments, the Fund may, through investments in the Subsidiary, invest directly in physical commodities, including but not limited to, gold, silver, platinum and palladium.

Principal Risks

  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk – Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk – Credit Default Swaps – The use of credit default swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer's failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in the underlying securities, because swaps, among other factors, may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (i.e., a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the Fund), pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur.

  Derivatives Risk – Forward Foreign Currency Contracts – The use of forward foreign currency contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These instruments may fall in value due to foreign market downswings or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument).

  Derivatives Risk – Forward Rate Agreements – Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. The Fund may act as a buyer or a seller.

  Derivatives Risk – Futures Contracts – The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investment in these instruments involve risks, including counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (i.e., a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the Fund) and pricing risk (i.e., the instrument may be difficult to value).

  Derivatives Risk – Interest Rate Swaps – The Fund may enter into interest rate swap agreements to seek to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that a counterparty becomes bankrupt or otherwise fails to perform its obligations, may be difficult to value and may not be possible for the Fund to liquidate at an advantageous time or price, which may result in significant losses.

  Derivatives Risk – Options – The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are theoretically unlimited.

  Derivatives Risk – Total Return Swaps – In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to counterparty credit risk, may be difficult to value, and may not be possible to liquidate at an advantageous time or price, which may result in significant losses.

  Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk – While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

  Credit Risk – Credit risk is the risk that the borrower of a loan or the issuer of another debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund. Rating agencies assign credit ratings to certain loans and other fixed-income securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the credit rating of the borrower or the issuer or other news affects the market's perception of the credit risk of the borrower or the issuer. If the issuer of a loan declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund's performance. If the Fund purchases unrated loans or other debt securities, the Fund will depend on analysis of credit risk more heavily than usual. Non-investment grade loans or securities (commonly called "high-yield" or "junk") have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

  Investing in Other Funds Risk – The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds, including exchange-traded funds, in which the Fund invests. The performance of the funds in which the Fund invests could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in the funds. In addition, because the expenses and costs of the funds are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. If a fund pays fees to the Investment Manager or a subadviser (if any) or their respective affiliates, this could result in the Investment Manager or the subadviser having a potential conflict of interest in selecting the funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each fund. There are also circumstances in which the fiduciary duties of the Investment Manager or a subadviser (if any) to the Fund may conflict with its fiduciary duties to the underlying funds for which it serves as investment manager.

  Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Commodity-Related Investment Risk – The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may, in turn, reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the Fund's investments to greater volatility than other types of investments. No, or limited, active trading market may exist for certain commodities investments, which may impair the ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument may not perform or be able to perform in accordance with the terms of the instrument.

  Leverage Risk – Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.

  Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

  Geographic Concentration Risk – The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

  Reverse Repurchase Agreements Risk – Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.

  Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.

  Short Selling Risk – The Fund may make short sales, which involve selling a security or other assets the Fund does not own in anticipation that its price will decline. Short positions introduce more risk to the Fund than long positions (where the Fund owns the security) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum price of the shorted security when purchased in the open market. Therefore, in theory, securities sold short have unlimited risk. The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund's use of short sales in effect "leverages" the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions.

  Sovereign Debt Risk – A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

  With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

  Risk of Investing in Wholly-Owned Subsidiary – By investing in one or more wholly-owned subsidiaries organized under the laws of the Cayman Islands (any such subsidiary, the Subsidiary), the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Investment Manager and subadvised by a Subadviser. The Fund's Board of Trustees oversees the investment activities of the Fund, including its investment in a Subsidiary, and the Fund's role as sole shareholder of the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and SAI and could adversely affect the Fund and its shareholders.

  Mortgage-Backed Securities Risk – The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

Performance Information

The Fund has not completed a full calendar year of performance; therefore, performance information is not provided.

When available, the Fund intends to compare its performance to the performance of the Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, which is representative of the performance of three-month Treasury Bills. The index reflects reinvestment of all distributions and changes in market prices.

(Variable Portfolio - Goldman Sachs Commodity Strategy Fund)
Investment Objective
The Fund seeks total return, consisting of current income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Variable Portfolio - Goldman Sachs Commodity Strategy Fund)		Class 1 Shares	Class 2 Shares
Management fees		0.63%	0.63%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses	[1]	0.10%	0.10%
Total annual Fund operating expenses		0.73%	0.98%
[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:

Expense Example (Variable Portfolio - Goldman Sachs Commodity Strategy Fund) (USD $)	1 Year	3 Years
Class 1 Shares	75	233
Class 2 Shares	100	312

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund primarily gains exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary) that will invest primarily in commodity-linked derivative instruments.

The Fund seeks to provide exposure to the commodities markets and returns that correspond to the performance of the Fund's benchmark, currently the Dow Jones-UBS Commodity Index Total ReturnSM (DJ-UBS Index), by investing, indirectly through the Subsidiary, in commodity-linked investments. The Fund also seeks to add incremental returns through the use of "roll-timing" or similar strategies and enhance returns by investing in fixed income securities, as described further below. The DJ-UBS Index is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. In pursuing its objective, the Fund attempts to provide exposure to the returns of real assets that trade in the commodity markets without direct investment in physical commodities. Real assets include oil, gas, oil products, industrial and precious metals, livestock, agricultural and meat products, and other tangible assets. Although the Fund seeks to provide exposure to the various commodities and commodities sectors reflected in the DJ-UBS Index, the Fund does not attempt to replicate the DJ-UBS Index and may invest in securities and instruments that are not included in the index.

The Fund's investment manager, Columbia Management Investment Advisers, LLC (Investment Manager), is responsible for oversight of the Fund's subadviser, Goldman Sachs Asset Management, L.P. (GSAM or the Subadviser), which provides day-to-day portfolio management for the Fund.

The Fund may invest up to 25% of its total assets in the Subsidiary, which is managed by the Investment Manager and subadvised by GSAM. The Subsidiary will have the same or substantially the same investment objective as the Fund and its investments are consistent with the Fund's investment strategies. The Subsidiary invests primarily in commodity-linked derivative instruments, including, but not limited to, total return swaps. The Subsidiary may also make any other investments the Fund may make, including investments in fixed-income securities and other investments that serve as collateral for the Subsidiary's derivatives positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiary will comply on a consolidated basis with asset coverage and segregation requirements.

A commodity-linked derivative is a derivative instrument the value of which is linked to the price movement of a commodity, commodity index, or commodity option or futures contract. Commodity-linked derivatives may include swaps, futures and options. The value of some commodity-linked derivatives may produce leveraged exposure to the price movements to which they are linked, meaning that the gain or loss from the investment is based on a multiple of those price movements. The Fund's commodity-linked investments provide exposure to the investment returns of commodities markets without investing directly in physical commodities. The commodity-linked instruments in which the Fund indirectly invests may be linked to the price movements of tangible asset, a commodity index or some other readily measurable variable that reflects changes in the value of particular commodities or commodities markets. In addition to its indirect investment in commodity-linked derivatives, the Fund may invest in other derivative instruments, such as swaps, forwards, futures and related options, to seek to increase total return and/or for hedging purposes.

The Fund employs commodity futures roll-timing strategies through the Subsidiary. "Rolling" futures exposure is the process by which the holder of a particular futures contract or other instrument providing similar exposure (e.g., swaps) will sell such contract or instrument on or before the expiration date and simultaneously purchase a new contract or instrument with the same reference commodity except for a later delivery and/or expiration date. This process allows a holder of the instrument to extend its current position through the original instrument's expiration without delivering or taking delivery of the underlying asset. Although the DJ-UBS Index may also use commodity rolling schedules, the Fund's roll timing strategy may differ from that of the DJ-UBS Index to the extent necessary to enable the Fund to seek excess returns over the DJ-UBS Index. The Fund's "roll-timing" strategies may include, for example, rolling the Funds commodity exposure earlier or later than the DJ-UBS Index, or holding and rolling positions with longer or different expiration dates than the DJ-UBS Index.

The Fund also attempts to enhance returns by investing in fixed-income securities, such as corporate securities, U.S. government securities (including agency debentures), mortgage-backed securities and asset-backed securities. The average duration of these fixed-income securities will vary. GSAM may use interest rate derivatives, including interest rate futures and swaps, to manage the duration of the Fund's fixed-income investment portfolio. In addition, in connection with its use of derivatives, the Fund may hold directly or indirectly through the Subsidiary significant amounts of cash, which may be invested in U.S. government securities and short-term debt instruments, including money market funds.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

Principal Risks

  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, commodity investments tend to have greater price volatility than debt securities.

  Commodity-Related Investment Risk – The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may, in turn, reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the Fund's investments to greater volatility than other types of investments. No, or limited, active trading market may exist for certain commodities investments, which may impair the ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument may not perform or be able to perform in accordance with the terms of the instrument.

  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Counterparty Risk – The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund's share value to fluctuate.

  Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk – Futures Contracts – The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investment in these instruments involve risks, including counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (i.e., a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the Fund) and pricing risk (i.e., the instrument may be difficult to value).

  Derivatives Risk – Interest Rate Swaps – The Fund may enter into interest rate swap agreements to seek to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that a counterparty becomes bankrupt or otherwise fails to perform its obligations, may be difficult to value and may not be possible for the Fund to liquidate at an advantageous time or price, which may result in significant losses.

  Derivatives Risk – Options – The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are theoretically unlimited.

  Derivatives Risk – Total Return Swaps - In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to counterparty credit risk, may be difficult to value, and may not be possible to liquidate at an advantageous time or price, which may result in significant losses.

  Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk – While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

  Credit Risk – Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Leverage Risk – Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.

  Mortgage-Backed Securities Risk – The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Asset-Backed Securities Risk – The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Risk of Investing in Wholly-Owned Subsidiary – By investing in one or more wholly-owned subsidiaries organized under the laws of the Cayman Islands (any such subsidiary, the Subsidiary), the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Investment Manager and subadvised by a Subadviser. The Fund's Board of Trustees oversees the investment activities of the Fund, including its investment in a Subsidiary, and the Fund's role as sole shareholder of the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and SAI and could adversely affect the Fund and its shareholders.

  Commodity-Related Tax Risk – As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund generally intends to gain exposure to the commodities markets through investments that give rise to qualifying income, by investing directly in commodity-linked instruments that the Fund believes give rise to qualifying income, or indirectly through its investments in the Subsidiary, which, in turn, would invest in commodities or commodity-linked instruments. The Subsidiary intends to operate in such a manner that the 90% gross income requirement in respect of the Fund is satisfied. The Fund must also meet certain asset diversification requirements in order to qualify as a regulated investment company, including investing no more than 25% of its total assets in the Subsidiary as of the end of each quarter of its taxable year. If the Fund does not appropriately limit its commodity-linked investments, including its investments in the Subsidiary, or if such investments are recharacterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the Fund and the favorable tax treatment afforded to regulated investment companies. In this event, the Fund's Board may authorize a significant change in investment strategy or the Fund's liquidation. See Taxes below for more information about the Fund's status as a regulated investment company and the tax treatment of Contracts investing in the Fund through a separate account.

  Prepayment and Extension Risk – Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The Fund has not completed a full calendar year of performance; therefore, performance information is not provided.

When available, the Fund intends to compare its performance to the performance of the Dow Jones-UBS Commodity Index Total ReturnSM, a total return index based on Dow Jones-UBS Commodity IndexSM, which is a broadly diversified index composed of futures contracts on physical commodities that allows investors to track commodity futures through a single, simple measure.